UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.1%

	MUNICIPAL BONDS – 95.1%

	Alaska – 0.3%
$ 1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/16 at 100.00	B	$ 855,060
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.4%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,698,400
	2011B-1&2, 5.250%, 3/01/39
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	659,310
	Company, Series 2010A, 5.250%, 10/01/40
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,437,740
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
215	Sedona Wastewater Municipal Property Corporation (Arizona), Excise Tax Revenue Bonds, Series	No Opt. Call	AA–	186,805
	1998, 0.000%, 7/01/20 – NPFG Insured
5,565	Total Arizona			5,982,255
	California – 13.6%
1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	1,088,570
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	3,362,920
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
4,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa1	1,704,120
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	12/15 at 100.00	A+	502,075
	Projects, Series 1998A, 5.250%, 12/01/16
60	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	9/15 at 100.00	AA–	60,241
2,500	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31 (Pre-refunded 3/01/16)	3/16 at 100.00	A+ (4)	2,579,525
2,440	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series	No Opt. Call	AA	1,559,477
	2002, 0.000%, 8/01/27 – AGM Insured
3,290	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	2,360,641
	Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/24 – NPFG Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	768,050
	Bonds, Series 2007A-1, 5.125%, 6/01/47
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,201,446
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,495	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	688,298
	Bonds, Series 2007, 0.000%, 8/01/33 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	801,386
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	591,080
	2009C, 6.500%, 11/01/39
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	729,715
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	646,581
	6.750%, 11/01/39
4,620	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	AA–	3,361,697
	0.000%, 8/01/24 – NPFG Insured
4,400	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	2,291,652
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
2,500	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA–	1,052,375
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A1	2,021,316
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election
	2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	AA	469,940
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	AA	832,772
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds,	No Opt. Call	AA	3,215,964
	Series 2007C, 0.000%, 8/01/30
2,080	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/15 at 100.00	B–	1,662,814
	Bonds, Series 2005A-1, 5.500%, 6/01/45
58,980	Total California			34,552,655
	Colorado – 10.7%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	565,870
	Series 2009A, 5.500%, 7/01/34
1,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	2,134,165
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,051,540
	Association, Series 2007, 5.250%, 5/15/42
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,119,038
	5.000%, 11/15/43
2,230	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,260,150
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
1,600	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%,	No Opt. Call	AA–	1,696,592
	11/15/16 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,140	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	3,811,310
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	4,721,976
4,475	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	2,104,727
3,500	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Refunding Series 2005A,	11/15 at 100.00	AAA	3,556,035
	5.000%, 11/01/18 (Pre-refunded 11/01/15) – AMBAC Insured
3,000	University of Colorado, Enterprise System Revenue Bonds, Series 2009B, 5.000%, 6/01/16	No Opt. Call	AA+	3,128,670
33,455	Total Colorado			27,150,073
	Connecticut – 0.8%
1,945	Connecticut Health and Educational Facilities Authority, Auction Rate Revenue Bonds, Yale	7/17 at 100.00	AAA	2,083,737
	University, Series 2007Z-2, 5.050%, 7/01/42
	Florida – 2.8%
2,365	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	A+	2,461,894
	Series 2010A-1, 5.000%, 6/01/16
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,031,790
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	1,587,960
	5.000%, 11/15/45
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Aiport, Series 2005B,	No Opt. Call	A	2,024,080
	5.000%, 10/01/15 – CIFG Insured (Alternative Minimum Tax)
6,865	Total Florida			7,105,724
	Georgia – 2.3%
5,845	Georgia State, General Obligation Bonds, Refunding Series 2009E, 5.000%, 7/01/15	No Opt. Call	AAA	5,845,818
	Illinois – 12.6%
1,400	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	AA–	1,022,070
	Revenue Bonds, Series 1999A, 0.000%, 4/01/23 – NPFG Insured
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	BBB	643,426
	2011A, 5.000%, 12/01/41
	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien
	Series 2005A:
1,200	5.000%, 1/01/29 – NPFG Insured	1/16 at 100.00	AA–	1,226,964
1,665	5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	AA–	1,696,119
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%,	1/16 at 100.00	AA	1,000,610
	1/01/31 – AGM Insured
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA+	1,179,707
	Trust 1137, 9.376%, 7/01/46 (IF)
470	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA–	490,586
	5/15/32 – NPFG Insured
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	AA	2,132,779
	9/01/31 – RAAI Insured
1,750	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	1,850,817
	Centers, Series 2008A, 5.500%, 8/15/30
1,035	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	1,063,845
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,366,689
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,350	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	3,045,396
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AAA	523,328
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,771,300
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	2,740,730
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	9/15 at 100.00	AA	5,044,647
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	AA	955,643
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	AA	966,407
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%,	3/17 at 100.00	AA–	2,127,620
	3/01/22 – NPFG Insured
45,790	Total Illinois			31,848,683
	Indiana – 4.8%
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B,	No Opt. Call	AA	909,120
	0.000%, 6/01/30 – AGM Insured
2,040	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group,	6/25 at 100.00	AA–	2,205,628
	Refunding 2015A, 5.000%, 12/01/40
170	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	182,655
	Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)
1,075	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	1,128,105
	Health, Series 2006B-5, 5.000%, 11/15/36
485	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	508,304
	Indiana, Series 2007, 5.500%, 3/01/37
515	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	556,694
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
2,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%,	1/17 at 100.00	AA–	2,092,940
	1/01/42 – NPFG Insured
1,750	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue	7/16 at 100.00	A1	1,823,623
	Bonds, Series 2006F, 5.000%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)
2,515	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	2,699,676
	Project, Series 2010, 6.000%, 1/15/19
12,150	Total Indiana			12,106,745
	Iowa – 1.6%
1,665	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,784,364
	Project, Series 2013, 5.000%, 12/01/19
1,645	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	12/15 at 100.00	B+	1,415,440
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	932,600
	5.600%, 6/01/34
4,310	Total Iowa			4,132,404
	Kansas – 0.5%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	809,183
	4.875%, 7/01/36
335	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	338,518
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
1,130	Total Kansas			1,147,701
	Kentucky – 1.3%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,685,500
	System Obligated Group, Series 2011, 5.250%, 8/15/46
805	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	548,092
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43
3,305	Total Kentucky			3,233,592
	Maryland – 1.6%
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
595	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	605,329
100	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	102,047
3,145	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA– (4)	3,273,756
	Health, Series 2006A, 4.500%, 1/01/21 (Pre-refunded 7/01/16) – NPFG Insured
3,840	Total Maryland			3,981,132
	Massachusetts – 0.5%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	548,505
	Series 2008E-1 &2, 5.000%, 7/01/28
345	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	AA– (4)	352,293
	12/01/15 – NPFG Insured (ETM)
225	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa1	229,313
	12/01/15 – NPFG Insured
1,070	Total Massachusetts			1,130,111
	Michigan – 3.2%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	376,307
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,771,900
	7/01/31 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	2,549,025
	7/01/33 – FGIC Insured
2,060	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 4.500%,	7/16 at 100.00	AA–	2,071,845
	7/01/25 – NPFG Insured
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	305,735
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
7,665	Total Michigan			8,074,812
	Minnesota – 3.8%
8,450	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Series 2014,	No Opt. Call	AAA	8,480,674
	1.000%, 12/01/15
1,065	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,070,527
	7/01/38 (Alternative Minimum Tax)
9,515	Total Minnesota			9,551,201
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi	3/16 at 100.00	Baa1	508,640
	Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured
	Missouri – 0.1%
270	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	299,325
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Nebraska – 0.2%
545	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	533,604
	Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36
	Nevada – 2.8%
1,325	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	1,486,889
	5.250%, 7/01/38 (WI/DD, Settling 7/01/15)
1,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823,	1/20 at 100.00	A+	2,048,850
	20.594%, 1/01/36 (IF)
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,102,440
	International Airport, Series 2010A, 5.250%, 7/01/42
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	2,432,025
6,075	Total Nevada			7,070,204
	New Mexico – 0.4%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,008,790
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	New York – 2.7%
1,700	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	N/R	1,714,892
	Kaleida Health, Series 2006, 4.700%, 2/15/35
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	543,900
	2011A, 5.250%, 2/15/47
1,805	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,894,943
	2/15/47 – FGIC Insured
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	1,444,450
	Series 2012F, 5.000%, 11/15/26
1,135	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,323,875
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,390	Total New York			6,922,060
	Ohio – 3.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,155	5.375%, 6/01/24	6/17 at 100.00	B–	1,867,221
2,475	5.875%, 6/01/30	6/17 at 100.00	B–	2,045,736
775	5.750%, 6/01/34	6/17 at 100.00	B–	617,915
2,680	5.875%, 6/01/47	6/17 at 100.00	B	2,101,549
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,206,085
	2013A-1, 5.000%, 2/15/48
9,190	Total Ohio			7,838,506
	Oklahoma – 1.6%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,030,900
	5.375%, 9/01/36
2,935	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	3,036,786
	5.000%, 2/15/42
65	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	69,571
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
4,000	Total Oklahoma			4,137,257
	Pennsylvania – 0.6%
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,570,800
	Bonds, Series 2010B, 0.000%, 12/01/30
	Puerto Rico – 0.8%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	9/15 at 100.00	AA–	1,044,356
	5.000%, 12/01/20
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	CCC–	936,000
	8/01/54 – AMBAC Insured
16,035	Total Puerto Rico			1,980,356
	Texas – 9.9%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	286,760
	6.000%, 1/01/41
5,560	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	6,083,696
	2013A, 5.500%, 4/01/53
1,615	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	AA– (4)	1,666,761
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
630	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	430,227
12,480	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	3,033,014
975	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	AA–	1,045,044
	7/01/25 – NPFG Insured
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	401,517
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB+	1,413,216
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
5,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	AAA	1,160,200
	Bonds, Series 2008, 0.000%, 8/15/41
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	2,458,514
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,599,950
	2012, 5.000%, 12/15/26
	Texas State University System, Financing Revenue Bonds, Refunding Series 2006:
1,260	5.000%, 3/15/28 (Pre-refunded 3/15/16) – AGM Insured	3/16 at 100.00	AA (4)	1,302,235
165	5.000%, 3/15/28 (Pre-refunded 3/15/16) – AGM Insured	3/16 at 100.00	AA (4)	170,567
37,165	Total Texas			25,051,701
	Utah – 0.8%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	AA–	2,070,634
	Virginia – 3.2%
1,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	1,729,005
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
2,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,670,325
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,087,460
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	571,865
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,090,467
1,000	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,035,040
	Series 2007A, 5.250%, 9/01/37
7,510	Total Virginia			8,184,162
	Washington – 3.3%
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series	1/23 at 100.00	A+	4,562,480
	2013A, 5.750%, 1/01/45
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,091,604
	Center, Series 2011A, 5.625%, 1/01/35
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	2,752,125
	1/01/33 (Pre-refunded 1/01/18)
7,490	Total Washington			8,406,209
	Wisconsin – 2.6%
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,228,260
	Series 2011A, 5.250%, 10/15/39
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,749,145
	Series 2012, 5.000%, 6/01/39
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,540,875
	Healthcare System, Series 2006A, 5.250%, 8/15/31
1,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	1,162,931
	6.000%, 5/01/36
6,145	Total Wisconsin			6,681,211
$ 311,710	Total Municipal Bonds (cost $223,178,784)			241,045,162

Principal
Amount (000)	Description (1)	Coupon	Maturity	Rating (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 328	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	5.500%	7/15/19	N/R	$ 59,090
88	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	3.000%	7/15/55	N/R	11,678
$ 416	Total Corporate Bonds (cost $37,260)				70,768
	Total Long-Term Investments (cost $223,216,044)				241,115,930
	Other Assets Less Liabilities – 4.9%				12,321,882
	Net Assets – 100%				$ 253,437,812

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$241,045,162	$ —	$241,045,162
Corporate Bonds	—	—	70,768	70,768
Total	$ —	$241,045,162	$70,768	$241,115,930

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $222,251,825.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$20,630,944
Depreciation	(1,766,839)
Net unrealized appreciation (depreciation) of investments	$18,864,105

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.
(6)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015